Operating profit/(loss) (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of Detailed Information About Profit (Loss) from Operating Activities
Operating profit is stated after charging:

		Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
	Note	€m	€m	€m
Staff costs	8	340.2	308.6	299.7
Depreciation of property, plant and equipment (1)	12	59.8	59.7	39.3
Impairment of property, plant and equipment	12	—	0.1	—
Amortization of software and brands	13	7.8	8.6	7.0
Operating lease charges(1)		3.0	4.5	18.5
Exchange (gains)/losses		(2.8)	(14.6)	2.9
Research & development expenditure		17.6	18.9	15.5
Inventories recognized as an expense within cost of goods sold		1,627.9	1,536.0	1,410.0